Note Investment Securities Available for Sale (Aggregate Amortized Cost and Fair Value of AFS by Contractual Maturity) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017		Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 10,285,586	[1]	$ 8,279,363	[2]
Investment securities available-for-sale, at fair value	10,178,738	[1]	8,209,806	[2]
Equity securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,039		1,246
Investment securities available-for-sale, at fair value	1,815		$ 2,122
Within 1 year
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,389,619
Investment securities available-for-sale, at fair value	1,386,737
After 1 and within 5 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,925,277
Investment securities available-for-sale, at fair value	2,895,496
After 5 to 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	669,715
Investment securities available-for-sale, at fair value	667,974
After 10 years
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,299,936
Investment securities available-for-sale, at fair value	$ 5,226,716

[1]
Includes $6.6 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $5.6 billion serve as collateral for public funds.

[2]
Includes $4.1 billion pledged to secure public and trust deposits, assets sold under agreements to repurchase, credit facilities and loan servicing agreements that the secured parties are not permitted to sell or repledge the collateral, of which $3.4 billion serve as collateral for public funds.